Intangible assets (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Intangible Assets, Gross (Excluding Goodwill) [Abstract]
Amortization expense	$ 13,906,199	$ 8,250,305
Reservoir Holdings Inc And Subsidiaries
Intangible Assets, Gross (Excluding Goodwill) [Abstract]
Gross intangible assets	458,657,767	336,063,205
Accumulated amortization	(65,419,757)	(50,954,097)
Intangible assets, net	393,238,010	285,109,108
Amortization expense	13,906,199	8,250,305
Recorded music catalog | Reservoir Holdings Inc And Subsidiaries
Intangible Assets, Gross (Excluding Goodwill) [Abstract]
Gross intangible assets	457,662,303	335,137,807
Artist management contracts | Reservoir Holdings Inc And Subsidiaries
Intangible Assets, Gross (Excluding Goodwill) [Abstract]
Gross intangible assets	$ 995,464	$ 925,398